2. Summary of Significant Accounting Policies (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Details
Basic	22,695	31,661	27,331
Incremental shares under stock compensation plans	1,528	95	1,937
Fully Diluted	24,223	31,756	29,268